Financing Receivables (Impaired Financing Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Allowance Recorded
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	¥ 12,143	¥ 8,337
Related Allowance	3,593	5,281
Unpaid Principal Balance	12,143	8,337
Average Recorded Investment	8,964	8,584
No Related Allowance Recorded
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	319	6
Unpaid Principal Balance	704	459
Average Recorded Investment	¥ 69	¥ 5